LEASES (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets	$ 6,692,000	$ 3,651,000
Lease liabilities:
Current	1,032,000	1,618,000
Non-current	6,443,000	2,574,000
Lease liabilities	7,475,000	4,192,000
Additions to right-of-use assets	5,600,000	400,000
Additions to lease liabilities	5,600,000	400,000
Decrease in lease liabilities	500,000
Decrease in right of use asset	500,000
Depreciation charge of right-of-use assets	1,869,000	1,890,000
Interest expense	430,000	355,000
Foreign exchange differences	(140,000)	32,000
Cash outflow for leases	2,000,000	1,900,000
Projected yearly rental for the first four years	400,000
Projected yearly rental for the next 8 years	$ 900,000
Weighted average lessee's incremental annual borrowing rate applied to lease liabilities	9.90%
Properties
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets	$ 5,630,000	1,986,000
Lease liabilities:
Depreciation charge of right-of-use assets	924,000	608,000
Vehicles
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets	1,062,000	1,665,000
Lease liabilities:
Depreciation charge of right-of-use assets	$ 945,000	$ 1,282,000